Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Investments All Other Investments [Abstract]
Other Non-Current Assets

Other non-current assets consisted of the following:

	December 31,	December 31,
	2019	2018
Equity securities	23	19
Long-term state receivables	358	391
Deposits and other non-current assets	56	42
Total	437	452